Employee benefits - Pension and other post-employment benefits (Tables)	3 Months Ended
Jan. 31, 2020
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Summary of Composition of Pension and Other Post-Employment Benefit Expense
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2020	January 31 2019	January 31 2020	January 31 2019
Current service costs	$92	$74	$11	$10
Net interest expense (income)	5	(5)	15	16
Remeasurements of other long term benefits	–	–	4	2
Administrative expense	4	4	–	–
Defined benefit pension expense	$101	$73	$30	$28
Defined contribution pension expense	63	61	–	–
	$164	$134	$30	$28

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2020	January 31 2019	January 31 2020	January 31 2019
Actuarial (gains) losses:
Changes in financial assumptions (2)	$1,047	$607	$96	$57
Experience adjustments	–	–	–	(1)
Return on plan assets (excluding interest based on discount rate)	(507)	(144)	–	–
	$540	$463	$96	$56

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.